Note 10 - Stock Incentive Plan (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 1,646,691
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	9 months 29 days
Share-Based Payment Arrangement, Expense	$ 1,023,848	$ 711,121
Restricted Stock [Member]
Dividends Payable, Current	$ 237,245		$ 121,030